Share Capital/Treasury Shares - Summary of Share Capital (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Proceeds from exercise of options	$ 85	$ 392	$ 141
Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	62,443	8,552,187	6,511,135
Share based compensation by share based award share options excercised weighted average exercise price		$ 0.046	$ 0.022
Business Combination [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares		613,013	466,712
Number of shares issued and fully paid exchange ratio pursuant to business combination		0.071679	0.071679
Exercise Price One [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	38,893	498,958	6,004,989
Share based compensation by share based award share options excercised weighted average exercise price	$ 0.28	$ 0.01	$ 0.01
Exercise Price One [Member] | Business Combination [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares		35,765	430,432
Share based compensation by share based award share options excercised weighted average exercise price		$ 0.14	$ 0.14
Exercise Price Two [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	16,202	7,088,541	134,375
Share based compensation by share based award share options excercised weighted average exercise price	$ 2.93	$ 0.02	$ 0.02
Exercise Price Two [Member] | Business Combination [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares		508,100	9,632
Share based compensation by share based award share options excercised weighted average exercise price		$ 0.28	$ 0.28
Exercise Price Three [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	4,122	101,146	371,771
Share based compensation by share based award share options excercised weighted average exercise price	$ 3.63	$ 0.21	$ 0.21
Exercise Price Three [Member] | Business Combination [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares		7,250	26,648
Share based compensation by share based award share options excercised weighted average exercise price		$ 2.93	$ 2.93
Exercise Price Four [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	3,226	863,542
Share based compensation by share based award share options excercised weighted average exercise price	$ 4.32	$ 0.26
Exercise Price Four [Member] | Business Combination [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares		61,898
Share based compensation by share based award share options excercised weighted average exercise price		$ 3.63